Short-term Bank Loans - Summary of Short-term Bank Loans (Detail) $ in Thousands	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 969,353
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	0.55%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.71%